UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22272

Nuveen California Municipal Value Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen California Municipal Value Fund 2 (NCB)
	November 30, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.8% (100.0 of Total Investments)
	MUNICIPAL BONDS – 98.8% (100.0 of Total Investments)
	Consumer Staples – 4.8% (4.8% of Total Investments)
$ 3,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	B–	$ 2,526,160
	Bonds, Series 2005A-1, 5.500%, 6/01/45
	Education and Civic Organizations – 7.8% (7.9% of Total Investments)
500	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	515,305
	2005A, 5.000%, 10/01/25
865	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/19 at 100.00	A2	890,915
	2009, 5.500%, 11/01/39
1,965	California State Public Works Board, Lease Revenue Bonds, University of California Department	4/19 at 100.00	A2	2,217,031
	of Education Riverside Campus Project, Series 2009B, 5.750%, 4/01/23
150	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	158,372
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
4,000	Oceanside Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	AA–	390,440
	Election 2008 Series 2010B, 0.000%, 8/01/49 – AGM Insured
7,480	Total Education and Civic Organizations			4,172,063
	Health Care – 24.2% (24.5% of Total Investments)
1,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Health	5/19 at 100.00	A	1,055,310
	Facility Revenue Bonds, Saint Rose Hospital, Series 2009A, 6.000%, 5/15/29
1,900	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/19 at 100.00	A	2,048,124
	Series 2009A, 6.000%, 7/01/39
1,000	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange	11/19 at 100.00	A	1,114,180
	County, Series 2009A, 6.500%, 11/01/38
625	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	626,606
	5.250%, 11/15/46
850	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	BBB	857,922
	of Central California, Series 2007, 5.250%, 2/01/27
700	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health	3/18 at 100.00	AA–	703,759
	System West, Series 2007B, 5.000%, 3/01/37 – AGC Insured
	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente
	System, Series 2006:
125	5.000%, 3/01/41	3/16 at 100.00	A+	123,614
2,000	5.250%, 3/01/45	3/16 at 100.00	A+	2,012,280
1,500	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/18 at 100.00	AA	1,506,120
	2004D, 5.050%, 8/15/38 – AGM Insured
800	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System,	8/16 at 100.00	A3	842,152
	Series 2006, 5.000%, 8/01/24
850	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	878,271
	5.500%, 8/01/37
725	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	697,457
	6.000%, 11/01/41
380	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	415,564
	7.500%, 12/01/41
12,455	Total Health Care			12,881,359
	Housing/Multifamily – 1.1% (1.1% of Total Investments)
230	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	239,996
	Series 2010A, 6.400%, 8/15/45
70	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	69,566
	Series 2012A, 5.500%, 8/15/47
250	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	A1	247,935
	Series 2012B, 7.250%, 8/15/47
550	Total Housing/Multifamily			557,497
	Housing/Single Family – 5.7% (5.8% of Total Investments)
690	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008L,	2/18 at 100.00	BBB	693,767
	5.500%, 8/01/38
2,500	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006K, 4.625%, 8/01/26	2/16 at 100.00	BBB	2,358,225
	(Alternative Minimum Tax)
3,190	Total Housing/Single Family			3,051,992
	Long-Term Care – 2.1% (2.2% of Total Investments)
1,000	California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for	2/21 at 100.00	A	1,129,870
	Persons with Developmental Disabilities, Series 2011A, 6.250%, 2/01/26
	Materials – 1.1% (1.1% of Total Investments)
585	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International	6/15 at 100.00	BBB	586,591
	Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)
	Tax Obligation/General – 9.2% (9.3% of Total Investments)
2,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37 –	6/17 at 100.00	A1	2,052,960
	NPFG Insured
2,100	Carlsbad Unified School District, San Diego County, California, General Obligation Bonds,	5/24 at 100.00	AA	1,627,941
	Series 2009B, 0.000%, 5/01/34
1,120	Oakland, California, General Obligation Bonds, Measure DD Series 2009B, 5.250%, 1/15/29	1/19 at 100.00	Aa2	1,189,070
5,220	Total Tax Obligation/General			4,869,971
	Tax Obligation/Limited – 19.4% (19.6% of Total Investments)
500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	563,725
	2010A-1, 6.000%, 3/01/35
160	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation	2/14 at 100.00	A–	160,259
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
145	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	139,142
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/25 – AMBAC Insured
1,000	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	8/19 at 100.00	BBB	1,069,090
	Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39
	National City Community Development Commission, California, Tax Allocation Bonds, National
	City Redevelopment Project, Series 2011:
1,135	5.000%, 8/01/16	No Opt. Call	A–	1,235,686
80	6.500%, 8/01/24	8/21 at 100.00	A–	94,535
30	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	32,774
	Project, Series 2011, 6.750%, 9/01/40
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1,
	Senior Series 2013A:
210	5.250%, 9/01/30	9/23 at 100.00	N/R	205,632
190	5.750%, 9/01/39	9/23 at 100.00	N/R	189,474
35	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1,	9/23 at 100.00	N/R	34,562
	Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
30	6.000%, 9/01/33	2/14 at 100.00	N/R	30,480
60	6.125%, 9/01/41	2/14 at 100.00	N/R	60,490
240	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	247,421
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
95	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	100,150
	2011A, 5.750%, 9/01/30
15	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	16,561
	Area, Series 2011B, 6.500%, 10/01/25
1,000	San Francisco City and County Redevelopment Financing Authority, California, Tax Allocation	8/19 at 100.00	A	1,084,440
	Revenue Bonds, San Francisco Redevelopment Projects, Series 2009B, 6.625%, 8/01/39
1,500	San Francisco City and County, California, Certificates of Participation, Multiple Capital	4/19 at 100.00	AA	1,601,070
	Improvement Projects, Series 2009A, 5.250%, 4/01/31
15	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	16,837
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
15	7.000%, 8/01/33	2/21 at 100.00	BBB	16,224
15	7.000%, 8/01/41	2/21 at 100.00	BBB	15,993
125	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	A	126,621
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
635	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	654,920
	Project, Series 2006D, 5.000%, 8/01/22 – AMBAC Insured
25	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	26,297
	7.000%, 10/01/26
500	Val Verde Unified School District Financing Authority, California, Special Tax Revenue, Junior	10/15 at 100.00	N/R	502,785
	Lien Refunding Series 2003, 6.250%, 10/01/28
2,000	Westlake Village, California, Certificates of Participation, Financign Project, Series 2009,	6/16 at 100.00	AA+	2,025,800
	5.000%, 6/01/39
40	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	44,145
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26
9,795	Total Tax Obligation/Limited			10,295,113
	Transportation – 0.6% (0.6% of Total Investments)
305	Port of Oakland, California, Reveue Refunding Bonds, Series 2012P, 5.000%, 5/01/31	No Opt. Call	A+	308,962
	(Alternative Minimum Tax)
	U.S. Guaranteed – 0.3% (0.3% of Total Investments) (4)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2009:
55	5.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (4)	67,228
80	5.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	A2 (4)	96,629
135	Total U.S. Guaranteed			163,857
	Utilities – 14.3% (14.5% of Total Investments)
1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	1,176,810
	2009C, 6.500%, 11/01/39
2,495	Roseville Natural Gas Financing Authority, California, Gas Revenue Bonds, Series 2007,	No Opt. Call	A	2,709,894
	5.000%, 2/15/17
2,400	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A	2,621,328
	5.250%, 11/01/24
1,000	Tuolumne Wind Project Authority, California, Revenue Bonds, Tuolumne Company Project, Series	1/19 at 100.00	A+	1,113,220
	2009A, 5.625%, 1/01/29
6,895	Total Utilities			7,621,252
	Water and Sewer – 8.2% (8.3% of Total Investments)
400	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost	4/23 at 100.00	AA–	423,536
	Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/34
1,075	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon	No Opt. Call	Baa3	877,404
	Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (Alternative
	Minimum Tax)
2,000	Orange County Sanitation District, California, Certificates of Participation, Tender Option	2/19 at 100.00	AAA	2,552,840
	Bond Trust 3020, 17.794%, 2/01/35 (IF) (5)
500	Western Riverside Water & Wastewater Financing Authority, California, Revenue Bonds, Western	8/19 at 100.00	AA	525,105
	Municipal Water District, Series 2009, 5.625%, 9/01/39 – AGC Insured
3,975	Total Water and Sewer			4,378,885
$ 55,085	Total Long-Term Investments (cost $46,606,174)			52,543,572
	Other Assets Less Liabilities – 1.2%			632,774
	Net Assets Applicable to Common Shares – 100%			$ 53,176,346

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

   Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

   Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

   Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$52,543,572	$ —	$52,543,572

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments was $46,095,270.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$6,597,927
Depreciation	(149,625)
Net unrealized appreciation (depreciation) of investments	$6,448,302

(1)	All percentages in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (”Standard & Poor’s”), Moody’s Investors Service, Inc. (”Moody’s”) or Fitch, Inc. (”Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Municipal Value Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2014